REPORT OF INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM

To the shareholders and the Board
of Trustees of ALTI Private Equity
Access and Commitments Fund

In planning and performing our audit
of the financial statements of ALTI
Private Equity Access and
Commitments Fund (the "Fund") as
of March 31, 2024 and for the period
from September 1, 2023
(commencement of operations)
through March 31, 2024, in
accordance with the standards of the
Public Company Accounting
Oversight Board (United States)
(PCAOB), we considered the Fund's
internal control over financial
reporting, including controls over
safeguarding securities, as a basis
for designing our auditing
procedures for the purpose of
expressing our opinion on the
financial statements and to comply
with the requirements of Form N-
CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Fund's internal
control over financial reporting.
Accordingly, we express no such
opinion.
The management of the Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling
this responsibility, estimates and
judgments by management are
required to assess the expected
benefits and related costs of
controls. A fund's internal control
over financial reporting is a process
designed to provide reasonable
assurance regarding the reliability of
financial reporting and the
preparation of financial statements
for external purposes in accordance
with generally accepted accounting
principles. A fund's internal control
over financial reporting includes
those policies and procedures that
(1) pertain to the maintenance of
records that, in reasonable detail,
accurately and fairly reflect the
transactions and dispositions of the
assets of the fund; (2) provide
reasonable assurance that
transactions are recorded as
necessary to permit preparation of
financial statements in accordance
with generally accepted accounting
principles, and that receipts and
expenditures of the fund are being
made only in accordance with
authorizations of management and
directors of the fund; and (3) provide
reasonable assurance regarding
prevention or timely detection of
unauthorized acquisition, use, or
disposition of a fund's assets that
could have a material effect on the
financial statements.
Because of its inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements. Also, projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become
inadequate because of changes in
conditions or that the degree of
compliance with the policies or
procedures may deteriorate.
A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or
employees, in the normal course of
performing their assigned functions,
to prevent or detect misstatements
on a timely basis. A material
weakness is a deficiency, or a
combination of deficiencies, in
internal control over financial
reporting, such that there is a
reasonable possibility that a material
misstatement of the fund's annual or
interim financial statements will not
be prevented or detected on a timely
basis.
Our consideration of the Fund's
internal control over financial
reporting was for the limited purpose
described in the first paragraph and
would not necessarily disclose all
deficiencies in internal control that
might be material weaknesses under
standards established by the
PCAOB. However, we noted no
deficiencies in the Fund's internal
control over financial reporting and
its operation, including controls for
safeguarding securities, that we
consider to be a material weakness,
as defined above, as of March 31,
2024.
This report is intended solely for the
information and use of management
and the Board of Trustees of the
Fund and the Securities and
Exchange Commission and is not
intended to be and should not be
used by anyone other than these
specified parties.

/s/ Deloitte & Touche LLP

Costa Mesa, California
May 30, 2024